SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

a.	Composition of shares capital of the Company:

December 31, 2015		December 31, 2016
Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

500,000,000	40,272,846	500,000,000	44,297,761

b.	Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation after all the preferred shares received their preference amount in full as detailed below.

c.	Share based payment:

In April 2007, the Company's Board of Directors adopted an Employee Shares Incentive Plan (the "2007 Plan"). Under the 2007 Plan, options may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries. The 2007 plan was terminated on October 15, 2013, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted. In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs, share appreciation rights, cash-based awards, dividend equivalents and other share-based awards to directors, employees, officers, consultants of the Company and its subsidiaries.

Under the Plans, as of December 31, 2016, an aggregate of 1,968,934 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs and employee stock purchase rights issued pursuant to our Employee Share Purchase Plan (“ESPP”) and recognized for the years ended December 31, 2014, 2015 and 2016 was comprised as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$1,004	$1,370	$1,798
Research and development	6,594	9,234	14,543
Sales and marketing	2,533	3,077	4,553
General and administrative	3,806	5,069	7,154

Total share-based compensation expense	$13,937	$18,750	$28,048

Total unrecognized compensation cost amounted to 67, 318 (thousands) as of December 31, 2016, and is expected to be recognized over a weighted average period of approximately 1.43 years.

d.	Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2016 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of January 1, 2016	10,677,833	$6.68	7.09		$172,751

Granted	1,185,869	$22.44
Exercised	(3,330,951)	$4.07
Forfeited	(165,157)	$15.79

Balance as of December 31, 2016	8,367,594	$9.76	6.67	$	*291,093

Exercisable as of December 31, 2016	4,643,372	$6.93	5.83		$174,680
				$	**285,408
Vested and expected to vest as of December 31, 2016	8,171,228	$9.62	6.64

*) Represents intrinsic value of 8,354,094 outstanding options that are in-the-money as of December 31, 2016. The remaining 13,500 outstanding options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.
**) Represents intrinsic value of 8,159,062 vested and expected to vest options that are in-the-money as of December 31, 2016. The remaining 12,166 vested and expected to vest options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.

The computation of expected volatility is based on actual historical share price volatility of comparable companies and the Company’s share price. The expected option term represents the period of time that options granted are expected to be outstanding.  For stock-option awards which were at the money when granted (plain vanilla stock-options), it is determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. For stock-option awards which were in the money when granted, a binomial model was used to determine the expected term as an input to the Black-Scholes-Merton option pricing model. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model.

The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Expected volatility	58.1%-63.3%	53.9%-61.6%	49.6%-54.0%
Expected dividends	0%	0%	0%
Expected term (in years)	5.8-6.1	5.5-7.1	5 -6.32
Risk free rate	1.7%-2.1%	1.5%-1.9%	1.15%-2.26%

A summary of options data for the years ended December 31, 2014, 2015 and 2016, is as follows:

	Year ended December 31,
	2014	2015	2016

Weighted-average grant date fair value of options granted	$11.28	$10.33	$9.02
Total intrinsic value of the options exercised	$17,844	$30,356	$64,062
Total fair value of shares vested	$11,991	$17,147	$18,602

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2016:

Exercise price (Range)	Options outstanding as of December 31, 2016	Weighted average remaining contractual term	Options exercisable as of December 31, 2016	Weighted average remaining contractual term
		(years)		(years)

0.001-1.05	3,548,046	5.27	2,396,446	4.65
1.05-5.8	353,659	5.68	279,044	5.49
5.8-10.12	980,161	6.46	726,754	6.44
10.12-18.61	596,611	7.41	298,005	7.23
18.61-22.79	2,547,753	8.47	808,510	8.11
22.79-28.14	216,423	7.25	124,037	7.20
28.15-29.77	59,704	9.58	6,101	9.65
29.78-31.54	9,600	9.57	600	9.57
31.55-31.65	16,504	9.69	1,375	9.69
39.91	3,333	9.71	0	0
43.01	22,300	9.86	2,500	9.86
46.48	13,500	9.96	0	0

	8,367,594	6.67	4,643,372	5.83

e.	Options granted to non-employees consultants:

The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2016:

	Options
	outstanding		Exercisable
	as of		as of
Grant	December 31,	Exercise	December 31,	Exercisable
date	2016	price	2016	Through

September 9, 2007	2,793	0.3	2,793	September 9, 2017
January 25, 2011	30,000	0.67	30,000	January 25, 2021
January 9, 2013	5,400	2.34	5,400	January 9, 2023

	38,193		38,193

The following tables table set forth the parameters used in computation of the options compensation to non-employees consultants for the years ended December 31, 2014, 2015 and 2016 (*):

	Year ended December 31,
	2014	2015		2016

Expected volatility	62%	(*	)	(*	)
Expected dividends	0%	(*	)	(*	)
Expected term (in years)	6.3-6.9	(*	)	(*	)
Risk free rate	1.8%-2.03%	(*	)	(*	)

(*) In 2015 and 2016 there were no grants to non-employees.

f.	A summary of RSU activity for the year ended December 31, 2016, is as follows:

	Number of shares	Weighted average grant date fair value

Unvested as of January 1, 2016	732,634	$20.62

Granted	1,038,000	$27.22
Vested	(310,486)	$20.54
Forfeited	(92,098)	$23.78

Unvested as of December 31, 2016	1,368,050	$25.44